BUSINESS COMBINATIONS (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 EMA Acquisition	Sep. 30, 2011 EMA Acquisition	Sep. 30, 2011 EMA Acquisition	Dec. 31, 2011 EMA Acquisition	Dec. 31, 2010 EMA Acquisition	Dec. 30, 2011 EMA Acquisition
BUSINESS COMBINATIONS AND DISPOSITIONS
Cash paid for business acquisition, net of cash acquired	$ 18	$ 23	$ 11
Excess of acquisition cost over historical carrying values								7
Net sales related to the business acquired				7	19	23	17
Net loss associated with the business acquired				$ (1)	$ (3)